UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544

                                                                             or

                                         Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MAY 31, 2009

Legg Mason Partners

U.S. Large Cap Equity Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended May 31, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as first quarter 2009 GDP declined 5.5%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

When the reporting period began, speculation ended as to whether the U.S. would experience a recession. On December 1, 2008, the National Bureau of Economic Research (“NBER”) — which has the final say on when one begins and ends — announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles has been the accelerating weakness in the labor market. Since December 2007, approximately six million jobs have been shed and we have experienced seventeen consecutive months of job losses, matching the record that occurred during the 1981-82 recession. In addition, the unemployment rate continued to move steadily higher, rising from 8.9% in April to 9.4% in May 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late last year, new single-family home starts have been fairly stable in recent months and, while home prices continued to fall, the pace of the decline has moderated somewhat. Other economic news also seemed to be “less negative.” Inflation remained low, May retail sales (excluding gasoline) were modestly higher and consumer sentiment rose a fourth straight month in June, albeit from a very low level. In addition, while 345,000 jobs were lost in May, it was substantially less than April’s 504,000 decline and the smallest monthly loss since September 2008.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Looking back, after

Legg Mason Partners U.S. Large Cap Equity Fund	I

Letter from the chairman continued

reducing the federal funds rateiii from 5.25% in August 2007 to 2.00% in April 2008, the Fed then left rates on hold for several months leading up to the beginning of the reporting period. This was due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of 0 to 1/4 percent — a historic low — and has maintained this stance thus far in 2009. In conjunction with the June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite periods of extreme volatility, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the

II	Legg Mason Partners U.S. Large Cap Equity Fund

six months ended May 31, 2009. After a modest gain in December 2008, the market fell sharply in January and February 2009. Stock prices continued to plunge in early March, at one point reaching a twelve-year low. Stocks then rallied sharply in March, April and May, returning 8.76%, 9.57% and 5.59%, respectively. All told, the Index rose 4.05% over the six-month reporting period.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indices, returned 5.73%, 14.25% and 7.02%, respectively, during the six-month period ended May 31, 2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 12.39% and -0.65%, respectively.

Performance review

For the six months ended May 31, 2009, Class IS shares of Legg Mason Partners U.S. Large Cap Equity Fund, excluding sales charges, returned 2.51%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned 5.73% over the same time frame. The Lipper Large-Cap Core Funds Category Average1 returned 6.57% for the same time period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 973 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners U.S. Large Cap Equity Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of May 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
U.S. Large Cap Equity Fund — Class IS Shares	2.51%
Russell 1000 Index	5.73%
Lipper Large-Cap Core Funds Category Average[1]	6.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class A shares returned 2.39%, Class C shares returned 2.14%, Class FI shares returned 2.39%, Class R shares returned 2.27% and Class I shares returned 2.51% over the six months ended May 31, 2009. The Fund does not currently offer Class A, Class C, Class FI, Class R or Class I shares for purchase. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class IS, Class A, Class C, Class FI, Class R and Class I shares were 0.80%, 2.58%, 3.32%, 2.52%, 2.82% and 2.33%, respectively.
As a result of expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.80% for Class IS shares, 1.05% for Class A shares, 1.80% for Class C shares, 1.05% for Class FI shares, 1.30% for Class R shares and 0.80% for Class I shares. These expense limitations may be reduced or terminated at any time.
The Fund does not currently offer Class A, Class C, Class FI, Class R or Class I shares for purchase.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid —sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always,

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 973 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Partners U.S. Large Cap Equity Fund

we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 26, 2009

Legg Mason Partners U.S. Large Cap Equity Fund	V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Common stocks are subject to market fluctuations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investments in real estate investment trusts (“REITs”) expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	Legg Mason Partners U.S. Large Cap Equity Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2008 and held for the six months ended May 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class IS	2.51%	$1,000.00	$1,025.10	0.80%	$4.04
Class A	2.39	1,000.00	1,023.90	1.05	5.30
Class C	2.14	1,000.00	1,021.40	1.80	9.07
Class FI	2.39	1,000.00	1,023.90	1.05	5.30
Class R	2.27	1,000.00	1,022.70	1.30	6.56
Class I	2.51	1,000.00	1,025.10	0.80	4.04

[1]	For the six months ended May 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class IS	5.00%	$1,000.00	$1,020.94	0.80%	$4.03
Class A	5.00	1,000.00	1,019.70	1.05	5.29
Class C	5.00	1,000.00	1,015.96	1.80	9.05
Class FI	5.00	1,000.00	1,019.70	1.05	5.29
Class R	5.00	1,000.00	1,018.45	1.30	6.54
Class I	5.00	1,000.00	1,020.94	0.80	4.03

[1]	For the six months ended May 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2009

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 98.0%
CONSUMER DISCRETIONARY — 10.7%
	Diversified Consumer Services — 0.8%
33,650	Apollo Group Inc., Class A Shares*	$1,988,715
16,750	ITT Educational Services Inc.*	1,537,482
	Total Diversified Consumer Services	3,526,197
	Hotels, Restaurants & Leisure — 1.8%
67,830	McDonald’s Corp.	4,001,291
200	Penn National Gaming Inc.*	6,614
65,820	Wyndham Worldwide Corp.	776,018
78,000	Yum! Brands Inc.	2,701,140
	Total Hotels, Restaurants & Leisure	7,485,063
	Household Durables — 1.2%
130,400	D.R. Horton Inc.	1,200,984
46,380	Garmin Ltd.	968,414
133,590	Newell Rubbermaid Inc.	1,537,621
122,600	Pulte Homes Inc.	1,078,880
	Total Household Durables	4,785,899
	Media — 2.1%
61,290	Comcast Corp., Class A Shares	843,963
34,800	Discovery Communications Inc., Class A Shares*	781,260
95,400	DISH Network Corp.*	1,564,560
55,500	McGraw-Hill Cos. Inc.	1,669,995
41,256	Time Warner Cable Inc.	1,270,272
44,046	Time Warner Inc.	1,031,558
60,950	Walt Disney Co.	1,476,209
	Total Media	8,637,817
	Multiline Retail — 1.0%
56,850	Dollar Tree Inc.*	2,545,174
19,600	Family Dollar Stores Inc.	593,292
19,950	Kohl’s Corp.*	847,277
	Total Multiline Retail	3,985,743
	Specialty Retail — 2.8%
40,650	Advance Auto Parts Inc.	1,731,284
8,600	AutoNation Inc.*	136,568
12,590	AutoZone Inc.*	1,915,568
30,110	Best Buy Co. Inc.	1,056,861
92,460	Home Depot Inc.	2,141,374
94,900	Lowe’s Cos. Inc.	1,804,049
58,670	Ross Stores Inc.	2,297,517

See Notes to Financial Statements.

4	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Specialty Retail — 2.8% continued
15,800	TJX Cos. Inc.	$466,258
	Total Specialty Retail	11,549,479
	Textiles, Apparel & Luxury Goods — 1.0%
41,360	Coach Inc.*	1,086,527
20,700	NIKE Inc., Class B Shares	1,180,935
32,625	Polo Ralph Lauren Corp.	1,755,878
	Total Textiles, Apparel & Luxury Goods	4,023,340
	TOTAL CONSUMER DISCRETIONARY	43,993,538
CONSUMER STAPLES — 10.7%
	Beverages — 1.8%
76,090	Coca-Cola Co.	3,740,585
89,250	Coca-Cola Enterprises Inc.	1,486,905
41,840	PepsiCo Inc.	2,177,772
	Total Beverages	7,405,262
	Food & Staples Retailing — 3.4%
72,180	BJ’s Wholesale Club Inc.*	2,543,623
69,990	CVS Corp.	2,085,702
72,200	Sysco Corp.	1,729,912
138,190	Wal-Mart Stores Inc.	6,873,571
29,370	Walgreen Co.	874,932
	Total Food & Staples Retailing	14,107,740
	Food Products — 1.0%
37,660	Archer-Daniels-Midland Co.	1,036,403
34,875	Dean Foods Co.*	655,650
35,413	Hershey Co.	1,247,246
39,010	Kraft Foods Inc., Class A Shares	1,018,551
	Total Food Products	3,957,850
	Household Products — 2.2%
30,800	Colgate-Palmolive Co.	2,031,260
137,180	Procter & Gamble Co.	7,125,129
	Total Household Products	9,156,389
	Tobacco — 2.3%
157,920	Altria Group Inc.	2,698,853
13,020	Lorillard Inc.	889,657
134,560	Philip Morris International Inc.	5,737,638
	Total Tobacco	9,326,148
	TOTAL CONSUMER STAPLES	43,953,389
ENERGY — 13.8%
	Energy Equipment & Services — 2.3%
21,525	Diamond Offshore Drilling Inc.	1,814,127

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Energy Equipment & Services — 2.3% continued
51,140	ENSCO International Inc.	$1,988,834
68,530	Oil States International Inc.*	1,790,689
18,500	Pride International Inc.*	448,070
33,890	Schlumberger Ltd.	1,939,525
31,079	Tidewater Inc.	1,481,536
	Total Energy Equipment & Services	9,462,781
	Oil, Gas & Consumable Fuels — 11.5%
26,090	Anadarko Petroleum Corp.	1,246,580
21,740	Apache Corp.	1,831,812
34,450	Canadian Natural Resources Ltd.	2,058,732
115,740	Chevron Corp.	7,716,386
90,500	ConocoPhillips	4,148,520
25,890	Devon Energy Corp.	1,637,284
37,700	EnCana Corp.	2,089,711
10,620	EOG Resources Inc.	777,278
252,535	Exxon Mobil Corp.	17,513,302
43,000	Marathon Oil Corp.	1,370,840
55,300	Occidental Petroleum Corp.	3,711,183
137,500	Valero Energy Corp.	3,075,875
	Total Oil, Gas & Consumable Fuels	47,177,503
	TOTAL ENERGY	56,640,284
FINANCIALS — 10.4%
	Capital Markets — 2.5%
33,890	Bank of New York Mellon Corp.	941,464
20,030	Goldman Sachs Group Inc.	2,895,737
106,660	Jefferies Group Inc.*	2,307,056
44,200	Morgan Stanley	1,340,144
157,020	TD Ameritrade Holding Corp.*	2,675,621
	Total Capital Markets	10,160,022
	Commercial Banks — 1.6%
21,200	BOK Financial Corp.	859,872
26,000	Cullen/Frost Bankers Inc.	1,272,700
41,840	U.S. Bancorp	803,328
138,400	Wells Fargo & Co.	3,529,200
	Total Commercial Banks	6,465,100
	Diversified Financial Services — 2.7%
238,150	Bank of America Corp.	2,683,951
188,680	JPMorgan Chase & Co.	6,962,292
67,656	Principal Financial Group Inc.	1,501,963
	Total Diversified Financial Services	11,148,206

See Notes to Financial Statements.

6	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Insurance — 1.8%
42,450	American Financial Group Inc.	$909,279
34,750	First American Corp.	792,995
144,900	Progressive Corp.*	2,337,237
38,546	Torchmark Corp.	1,548,007
39,460	Travelers Cos. Inc.	1,604,444
	Total Insurance	7,191,962
	Real Estate Investment Trusts (REITs) — 0.6%
67,100	Liberty Property Trust	1,562,088
29,600	Plum Creek Timber Co. Inc.	1,025,640
	Total Real Estate Investment Trusts (REITs)	2,587,728
	Real Estate Management & Development — 0.5%
267,000	Brookfield Properties Corp.	2,018,520
	Thrifts & Mortgage Finance — 0.7%
12,300	Capitol Federal Financial	517,707
200,380	Hudson City Bancorp Inc.	2,570,875
	Total Thrifts & Mortgage Finance	3,088,582
	TOTAL FINANCIALS	42,660,120
HEALTH CARE — 14.2%
	Biotechnology — 2.5%
67,030	Amgen Inc.*	3,347,478
47,400	Biogen Idec Inc.*	2,454,846
38,220	Cephalon Inc.*	2,228,608
54,420	Gilead Sciences Inc.*	2,345,502
	Total Biotechnology	10,376,434
	Health Care Equipment & Supplies — 1.9%
37,130	Baxter International Inc.	1,900,685
13,400	Beckman Coulter Inc.	726,280
14,600	Becton, Dickinson & Co.	988,128
30,100	Covidien Ltd.	1,075,172
8,200	Edwards Lifesciences Corp.*	523,488
29,560	Medtronic Inc.	1,015,386
36,330	ResMed Inc.*	1,346,753
	Total Health Care Equipment & Supplies	7,575,892
	Health Care Providers & Services — 1.9%
48,240	Aetna Inc.	1,291,867
5,300	AmerisourceBergen Corp.	196,630
28,300	Cardinal Health Inc.	1,011,725
48,420	Coventry Health Care Inc.*	873,981
57,355	Humana Inc.*	1,796,932

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Health Care Providers & Services — 1.9% continued
17,000	Medco Health Solutions Inc.*	$780,130
64,240	UnitedHealth Group Inc.	1,708,784
	Total Health Care Providers & Services	7,660,049
	Life Sciences Tools & Services — 0.4%
40,079	Life Technologies Corp.*	1,554,264
	Pharmaceuticals — 7.5%
60,300	Abbott Laboratories	2,717,118
118,260	Bristol-Myers Squibb Co.	2,355,739
40,680	Eli Lilly & Co.	1,406,308
146,730	Endo Pharmaceuticals Holdings Inc.*	2,337,409
32,300	Forest Laboratories Inc.*	765,187
102,980	Johnson & Johnson	5,680,377
77,430	Merck & Co. Inc.	2,135,519
372,750	Pfizer Inc.	5,662,073
99,600	Schering-Plough Corp.	2,430,240
121,320	Watson Pharmaceuticals Inc.*	3,669,930
38,570	Wyeth	1,730,250
	Total Pharmaceuticals	30,890,150
	TOTAL HEALTH CARE	58,056,789
INDUSTRIALS — 9.4%
	Aerospace & Defense — 1.6%
22,450	Boeing Co.	1,006,883
25,830	General Dynamics Corp.	1,469,727
23,230	Honeywell International Inc.	770,307
26,410	Lockheed Martin Corp.	2,208,668
27,390	Raytheon Co.	1,222,963
	Total Aerospace & Defense	6,678,548
	Air Freight & Logistics — 0.2%
15,640	United Parcel Service Inc., Class B Shares	799,829
	Commercial Services & Supplies — 0.2%
27,440	Brink’s Co.	729,630
	Construction & Engineering — 2.5%
102,120	Fluor Corp.	4,797,597
42,800	Foster Wheeler AG*	1,135,056
77,100	KBR Inc.	1,420,182
65,000	Shaw Group Inc.*	1,768,000
23,700	URS Corp.*	1,139,496
	Total Construction & Engineering	10,260,331
	Electrical Equipment — 0.2%
25,330	Emerson Electric Co.	812,840

See Notes to Financial Statements.

8	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Industrial Conglomerates — 2.3%
37,650	3M Co.	$2,149,815
289,420	General Electric Co.	3,901,382
61,450	Tyco International Ltd.	1,696,634
31,400	United Technologies Corp.	1,651,954
	Total Industrial Conglomerates	9,399,785
	Machinery — 1.4%
12,400	Flowserve Corp.	912,268
100,600	Joy Global Inc.	3,467,682
33,000	Navistar International Corp.*	1,313,730
	Total Machinery	5,693,680
	Road & Rail — 1.0%
16,830	Burlington Northern Santa Fe Corp.	1,219,165
43,500	J.B. Hunt Transport Services Inc.	1,336,755
31,450	Union Pacific Corp.	1,549,542
	Total Road & Rail	4,105,462
	TOTAL INDUSTRIALS	38,480,105
INFORMATION TECHNOLOGY — 18.4%
	Communications Equipment — 2.1%
298,920	Cisco Systems Inc.*	5,530,020
50,390	QUALCOMM Inc.	2,196,500
145,600	Tellabs Inc.*	808,080
	Total Communications Equipment	8,534,600
	Computers & Peripherals — 6.0%
38,220	Apple Inc.*	5,190,658
121,600	Dell Inc.*	1,408,128
160,670	Hewlett-Packard Co.	5,519,014
87,220	International Business Machines Corp.	9,269,742
118,540	NCR Corp.*	1,273,120
217,950	Seagate Technology	1,898,345
	Total Computers & Peripherals	24,559,007
	Electronic Equipment, Instruments & Components — 0.5%
60,180	Amphenol Corp., Class A Shares	2,009,410
	Internet Software & Services — 0.8%
7,700	Google Inc., Class A Shares*	3,212,671
	IT Services — 2.4%
56,980	Accenture Ltd., Class A Shares	1,705,411
36,480	Affiliated Computer Services Inc., Class A Shares*	1,639,411
29,800	Automatic Data Processing Inc.	1,132,698
59,560	Computer Sciences Corp.*	2,528,918

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	IT Services — 2.4% continued
32,500	Fidelity National Information Services Inc.	$625,950
42,600	Total System Services Inc.	581,490
100,900	Western Union Co.	1,778,867
	Total IT Services	9,992,745
	Semiconductors & Semiconductor Equipment — 1.7%
280,520	Intel Corp.	4,409,774
75,400	Marvell Technology Group Ltd.*	861,822
12,470	Texas Instruments Inc.	241,918
71,856	Xilinx Inc.	1,490,294
	Total Semiconductors & Semiconductor Equipment	7,003,808
	Software — 4.9%
33,560	McAfee Inc.*	1,316,559
435,870	Microsoft Corp.	9,105,324
252,410	Oracle Corp.	4,944,712
120,200	Symantec Corp.*	1,873,918
101,700	Synopsys Inc.*	1,981,116
31,300	VMware Inc., Class A Shares*	971,552
	Total Software	20,193,181
	TOTAL INFORMATION TECHNOLOGY	75,505,422
MATERIALS — 3.3%
	Chemicals — 1.6%
17,800	CF Industries Holdings Inc.	1,381,992
27,680	E.I. du Pont de Nemours & Co.	788,050
40,670	Monsanto Co.	3,341,040
37,380	Terra Industries Inc.	1,038,790
	Total Chemicals	6,549,872
	Containers & Packaging — 0.3%
54,210	Crown Holdings Inc.*	1,273,935
	Metals & Mining — 1.1%
69,870	Cliffs Natural Resources Inc.	1,903,957
114,300	IAMGOLD Corp.	1,288,161
22,800	Reliance Steel & Aluminum Co.	866,172
34,500	Yamana Gold Inc.	406,065
	Total Metals & Mining	4,464,355
	Paper & Forest Products — 0.3%
68,640	International Paper Co.	986,357
	TOTAL MATERIALS	13,274,519
TELECOMMUNICATION SERVICES — 4.0%
	Diversified Telecommunication Services — 3.4%
251,560	AT&T Inc.	6,236,172

See Notes to Financial Statements.

10	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Diversified Telecommunication Services — 3.4% continued
36,090	Embarq Corp.	$1,516,502
205,960	Verizon Communications Inc.	6,026,390
	Total Diversified Telecommunication Services	13,779,064
	Wireless Telecommunication Services — 0.6%
510,100	Sprint Nextel Corp.*	2,627,015
	TOTAL TELECOMMUNICATION SERVICES	16,406,079
UTILITIES — 3.1%
	Electric Utilities — 1.0%
70,060	Edison International	2,048,554
13,570	Exelon Corp.	651,496
23,900	FPL Group Inc.	1,351,067
	Total Electric Utilities	4,051,117
	Multi-Utilities — 2.1%
35,200	Dominion Resources Inc.	1,119,008
45,700	DTE Energy Co.	1,382,425
30,000	NSTAR	902,100
57,700	PG&E Corp.	2,118,167
69,570	Sempra Energy	3,177,958
	Total Multi-Utilities	8,699,658
	TOTAL UTILITIES	12,750,775
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $442,492,008)	401,721,020
FACE AMOUNT
SHORT-TERM INVESTMENT — 3.1%
	Repurchase Agreement — 3.1%
$12,527,000	State Street Bank & Trust Co., dated 5/29/09, 0.010% due 6/1/09; Proceeds due at maturity — $12,527,010; (Fully collateralized by U.S. Treasury Bills, 0.000% due 11/19/09; Market value — $12,782,080) (Cost — $12,527,000)	12,527,000
	TOTAL INVESTMENTS — 101.1% (Cost — $455,019,008#)	414,248,020
	Liabilities in Excess of Other Assets — (1.1)%	(4,490,518)
	TOTAL NET ASSETS — 100.0%	$409,757,502

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2009

ASSETS:
Investments, at value (Cost — $455,019,008)	$414,248,020
Cash	332
Receivable for securities sold	1,406,908
Dividends and interest receivable	953,056
Receivable for Fund shares sold	227,791
Prepaid expenses	24,526
Total Assets	416,860,633
LIABILITIES:
Payable for securities purchased	6,668,342
Investment management fee payable	261,528
Payable for Fund shares repurchased	93,088
Trustees’ fees payable	7,241
Distribution fees payable	111
Accrued expenses	72,821
Total Liabilities	7,103,131
TOTAL NET ASSETS	$409,757,502
NET ASSETS:
Par value (Note 7)	$536
Paid-in capital in excess of par value	548,991,405
Undistributed net investment income	2,281,689
Accumulated net realized loss on investments and foreign currency transactions	(100,745,140)
Net unrealized depreciation on investments	(40,770,988)
TOTAL NET ASSETS	$409,757,502
Shares Outstanding:
Class IS	53,574,230
Class A	8,772
Class C	8,772
Class FI	8,772
Class R	8,772
Class I	8,772
Net Asset Value:
Class IS (and redemption price)	$7.64
Class A (and redemption price)	$7.64
Class C1	$7.62
Class FI (and redemption price)	$7.64
Class R (and redemption price)	$7.64
Class I (and redemption price)	$7.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$8.11

[1]	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

12	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2009

INVESTMENT INCOME:
Dividends	$4,882,270
Interest	361
Less: Foreign taxes withheld	(15,240)
Total Investment Income	4,867,391
EXPENSES:
Investment management fee (Note 2)	1,430,543
Shareholder reports (Note 5)	43,325
Trustees’ fees	27,112
Legal fees	20,553
Registration fees	15,129
Audit and tax	14,085
Custody fees	862
Transfer agent fees (Note 5)	643
Distribution fees (Notes 2 and 5)	624
Insurance	541
Miscellaneous expenses	7,849
Total Expenses	1,561,266
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(38,901)
Net Expenses	1,522,365
NET INVESTMENT INCOME	3,345,026
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(50,068,604)
Foreign currency transactions	(685)
Net Realized Loss	(50,069,289)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	56,765,487
Foreign currencies	21
Change in Net Unrealized Appreciation/Depreciation	56,765,508
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	6,696,219
INCREASE IN NET ASSETS FROM OPERATIONS	$10,041,245

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	13

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MAY 31, 2009 (unaudited) AND THE YEAR ENDED NOVEMBER 30, 2008	2009	2008†
OPERATIONS:
Net investment income	$3,345,026	$1,911,762
Net realized loss	(50,069,289)	(50,675,837)
Change in net unrealized appreciation/depreciation	56,765,508	(97,536,496)
Increase (Decrease) in Net Assets From Operations	10,041,245	(146,300,571)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(3,000,054)	—
Decrease in Net Assets From Distributions to Shareholders	(3,000,054)	—
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	39,398,359	567,340,581
Reinvestment of distributions	2,974,004	—
Cost of shares repurchased	(39,737,994)	(20,958,068)
Increase in Net Assets From Fund Share Transactions	2,634,369	546,382,513
INCREASE IN NET ASSETS	9,675,560	400,081,942
NET ASSETS:
Beginning of period	400,081,942	—
End of period*	$409,757,502	$400,081,942
*Includes undistributed net investment income of:	$2,281,689	$1,936,717

†	For the period April 30, 2008 (inception date) to November 30, 2008.

See Notes to Financial Statements.

14	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS IS SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.51	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.06	0.08
Net realized and unrealized gain (loss)	0.13	(3.97)
Total income (loss) from operations	0.19	(3.89)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
NET ASSET VALUE, END OF PERIOD	$7.64	$7.51
Total return[4]	2.51%	(34.12)%
NET ASSETS, END OF PERIOD (000s)	$409,423	$399,753
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.82%	0.87%
Net expenses[5,6,7]	0.80	0.80
Net investment income[5]	1.75	1.62
PORTFOLIO TURNOVER RATE	45%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.80%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.50	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.05	0.07
Net realized and unrealized gain (loss)	0.13	(3.97)
Total income (loss) from operations	0.18	(3.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
NET ASSET VALUE, END OF PERIOD	$7.64	$7.50
Total return[4]	2.39%	(34.21)%
NET ASSETS, END OF PERIOD (000s)	$67	$66
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	3.95%	4.38%
Net expenses[5,6,7]	1.05	1.05
Net investment income[5]	1.51	1.15
PORTFOLIO TURNOVER RATE	45%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.46	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.03	0.02
Net realized and unrealized gain (loss)	0.13	(3.96)
Total income (loss) from operations	0.16	(3.94)
NET ASSET VALUE, END OF PERIOD	$7.62	$7.46
Total return[4]	2.14%	(34.56)%
NET ASSETS, END OF PERIOD (000s)	$67	$65
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	4.64%	5.13%
Net expenses[5,6,7]	1.80	1.80
Net investment income[5]	0.76	0.40
PORTFOLIO TURNOVER RATE	45%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.80%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:

CLASS FI SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.50	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.05	0.07
Net realized and unrealized gain (loss)	0.13	(3.97)
Total income (loss) from operations	0.18	(3.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
NET ASSET VALUE, END OF PERIOD	$7.64	$7.50
Total return[4]	2.39%	(34.21)%
NET ASSETS, END OF PERIOD (000s)	$67	$66
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	3.72%	4.35%
Net expenses[5,6,7]	1.05	1.05
Net investment income[5]	1.51	1.15
PORTFOLIO TURNOVER RATE	45%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.49	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.04	0.05
Net realized and unrealized gain (loss)	0.13	(3.96)
Total income (loss) from operations	0.17	(3.91)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—
Total distributions	(0.02)	—
NET ASSET VALUE, END OF PERIOD	$7.64	$7.49
Total return[4]	2.27%	(34.30)%
NET ASSETS, END OF PERIOD (000s)	$67	$66
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	4.15%	4.62%
Net expenses[5,6,7]	1.30	1.30
Net investment income[5]	1.26	0.90
PORTFOLIO TURNOVER RATE	45%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.30%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.51	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.06	0.08
Net realized and unrealized gain (loss)	0.13	(3.97)
Total income (loss) from operations	0.19	(3.89)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
NET ASSET VALUE, END OF PERIOD	$7.64	$7.51
Total return[4]	2.51%	(34.12)%
NET ASSETS, END OF PERIOD (000s)	$67	$66
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	3.68%	4.12%
Net expenses[5,6,7]	0.80	0.80
Net investment income[5]	1.75	1.40
PORTFOLIO TURNOVER RATE	45%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period April 30, 2008 (inception date) to November 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.80%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$414,248,020	$401,721,020	$12,527,000	—

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

22	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

During the six months ended May 31, 2009, the Fund’s Class IS, A, C, FI, R and I shares had voluntary expense limitations in place of 0.80%, 1.05%, 1.80%, 1.05%, 1.30% and 0.80%, respectively.

During the six months ended May 31, 2009, LMPFA waived and/or reimbursed expenses in the amount of $38,901.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

24	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

The Fund does not currently offer Class A, Class C, Class FI, Class R or Class I shares for purchases.

For the six months ended May 31, 2009, LMIS and its affiliates did not receive sales charges on the sale of the Fund’s Class A shares. In addition, for the period ended May 31, 2009, there were no CDSCs paid to LMIS and its affiliates.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$171,776,388
Sales	172,278,448

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,268,393
Gross unrealized depreciation	(59,039,381)
Net unrealized depreciation	$(40,770,988)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,“ requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended May 31, 2009, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

Class C and R shares calculated at the annual rate of 0.75% and 0.25%, of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class IS	—	$582	$38,963
Class A	$78	13	896
Class C	312	12	876
Class FI	78	11	825
Class R	156	12	877
Class I	—	13	888
Total	$624	$643	$43,325

For the six months ended May 31, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class IS	$34,482
Class A	907
Class C	887
Class FI	835
Class R	891
Class I	899
Total	$38,901

6. Distributions to shareholders by class

	SIX MONTHS ENDED MAY 31, 2009	PERIOD ENDED NOVEMBER 30, 2008[1]
Net investment income:
Class IS	$2,998,730	—
Class A	331	—
Class C	—	—
Class FI	331	—
Class R	169	—
Class I	493	—
Total	$3,000,054	—

[1]	For the period April 30, 2008 (inception date) to November 30, 2008

7. Shares of beneficial interest

At May 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED MAY 31, 2009		PERIOD ENDED NOVEMBER 30, 2008†
	SHARES	AMOUNT	SHARES	AMOUNT
Class IS
Shares sold	5,589,728	$39,398,359	55,628,602	$566,840,581
Shares issued on reinvestment	405,178	2,974,004	—	—
Shares repurchased	(5,652,152)	(39,737,994)	(2,397,126)	(20,958,068)
Net increase	342,754	$2,634,369	53,231,476	$545,882,513
Class A
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000
Class C
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000
Class FI
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000
Class R
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000
Class I
Shares sold	—	—	8,772	$100,000
Net increase	—	—	8,772	$100,000

†	For the period April 30, 2008 (inception date) to November 30, 2008

8. Capital loss carryforward

As of November 30, 2008, the Fund had a net capital loss carryforward of approximately $24,674,025 all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

9. Recent accounting pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Legg Mason Partners U.S. Large Cap Equity Fund 2009 Semi-Annual Report	27

Legg Mason Partners

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, Massachusetts 02171

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/09 SR09-846

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: July 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: July 31, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: July 31, 2009